EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(Loss) profit for the purpose of basic (loss) profit per share
Net (loss) profit attributable to the shareholders of the Group	$ (9,622)	$ 103,367	$ 118,925
Effect of dilutive potential on ordinary shares	0	0	0
(Loss) profit for the purposes of diluted (loss) profit per share	$ (9,622)	$ 103,367	$ 118,925
Number of shares for the purpose of calculating basic and diluted (loss) profit per share
Weighted average number of ordinary shares for the purpose of basic (loss) profit per share	19,524,087	18,949,972	19,150,787
Effect of dilutive potential ordinary shares due to FSP share awards	0	0	861,168
Weighted average number of ordinary shares for the purpose of diluted (loss) profit per share	19,524,087	18,949,972	20,011,955
Basic (loss) profit per share	$ (0.49)	$ 5.45	$ 6.21
Diluted (loss) profit per share	$ (0.49)	$ 5.45	$ 5.94